DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Exposure of Trade Receivables by Customer) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 22,730	$ 18,427
End-user customers [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	9,830	8,200
Distributors [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	11,860	10,003
Non-government customers [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 1,040	$ 224